19. Loans and financing (Details 3) R$ in Thousands	Dec. 31, 2020 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Nominal value of loan	R$ 2,345,032
2021 [member]
Disclosure of detailed information about borrowings [line items]
Nominal value of loan	1,689,385
2022 [member]
Disclosure of detailed information about borrowings [line items]
Nominal value of loan	483,001
2023 [member]
Disclosure of detailed information about borrowings [line items]
Nominal value of loan	86,834
2024 [member]
Disclosure of detailed information about borrowings [line items]
Nominal value of loan	58,308
2025 [member]
Disclosure of detailed information about borrowings [line items]
Nominal value of loan	R$ 27,504